Cash and cash equivalents and short-term time deposits - Narrative (Details)	Dec. 31, 2023 bank position	Dec. 31, 2022 position bank
CHF
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	6	6
Number of banks where deposits are held | bank	3	3
USD
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position	5	3
Number of banks where deposits are held | bank	2	3
EUR
Disclosure Of Detailed Information About Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Number of short-term time deposit positions | position		1
Number of banks where deposits are held | bank		1